SCHEDULE OF FUTURE AMORTIZATION EXPENSES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
2023	$ 3,002,254
2024	2,438,878
2025	2,270,486
2026	1,833,157
2027	305,003
Thereafter
Intangible assets, net	$ 9,849,778	$ 13,383,697